DIGITAL ASSETS (Tables)	6 Months Ended
Sep. 30, 2025
Digital Assets
Schedule of Digital assets

	September 30,
	2025
	(Unaudited)	March 31, 2025

Approximate number of TON Tokens held	519,459	–
TON Tokens, fair value (in thousands)	$1,408	$–

Approximate number of Bitcoin Tokens held	4	–
Bitcoin Tokens, fair value (in thousands)	$410	$–
Digital assets, fair value (in thousands)	$1,818	$–

Schedule of unrealized gains (losses) on digital assets

Three and six months ended
September 30,
2025 (unaudited)
	TON	Bitcoin	Total
Digital asset value as of April 1	$–	$–	$–
Digital asset purchases	–	–	–
Contribution of digital assets	–	–	–
Unrealized losses on digital assets recognized in Statement of Operations	–	–	–
Unrealized gains on digital assets recognized in Other comprehensive income	–	–	–
Digital assets sold	–	–	–
Digital asset value as of June 30	$–	$–	$–
Digital asset purchases	–	–	–
Contribution of digital assets	1,382	420	1,802
Unrealized losses on digital assets recognized in Statement of Operations	–	(10)	(10)
Unrealized gains on digital assets recognized in Other comprehensive income	26	–	26
Digital assets sold	–	–	–
Digital asset value as of September 30	$1,408	$410	$1,818

Schedule of composition of digital tokens

	September 30,
	2025
	(Unaudited)	March 31, 2025

Number of TON Tokens liquid	519,459	–
Number of Bitcoin Tokens liquid	4	–